Mortgage Notes Payable - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2005	Dec. 31, 2004
Notes Payable [Line Items]
Mortgage and construction notes payable	$ 80,893		$ 84,761	$ 92,184
Interest expense for loans	$ 2,279	$ 2,487	$ 4,871	$ 5,271	$ 5,649
Mortgage Loans							$ 80,000
Construction loan						$ 65,000
Debt instrument, interest rate			5.52%
Debt instrument, maturity date			Aug. 01, 2024
Debt instrument, term			20 years